Net Earnings per Share - Summary of Options Excluded from Calculation of Diluted Net Earnings per Share (Detail) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Earnings per share [Line Items]
Number of options excluded	9,875,797	4,539,529
Performance option plan years fully excluded [Member]
Earnings per share [Line Items]
Option plan years fully excluded	2011 – 2017	2010 – 2015
Stock option plan years fully excluded [Member]
Earnings per share [Line Items]
Option plan years fully excluded	2015, 2017 – 2020	2015, 2019